Shareholders' Equity (Schedule of equity-based compensation expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total share-based compensation expense	$ 4,091	$ 4,298	$ 3,964
Cost of revenues [Member]
Total share-based compensation expense	471	495	482
Research and development, net [Member]
Total share-based compensation expense	679	701	828
Sales and marketing [Member]
Total share-based compensation expense	1,361	1,355	1,416
General and administrative [Member]
Total share-based compensation expense	$ 1,580	$ 1,747	$ 1,238